Revenues (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2025	Feb. 29, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 105,282	$ 728,611	$ 247,693	$ 1,715,003
Sales of boats
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	68,133	170,614	157,164	258,707
Sales of parts and boat maintenance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	10,199	5,414	41,560	35,911
Boat rental and boat club membership revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 26,950	$ 552,583	$ 48,969	$ 1,420,385